MFRA NQM DEPOSITOR LLC ABS-15G

Exhibit 99.03 - Schedule 1

Client Name:
Client Project Name:	MFA 2025-NQM4
Start - End Dates:	12/3/2019 - 6/19/2025
Deal Loan Count:	313

Conditions Report 2.0

Loans in Report:	313
Loans with Conditions:	122

0 - Total Active Conditions

130 - Total Satisfied Conditions

60 - Credit Review Scope
5 - Category: Application
5 - Category: Assets
1 - Category: Credit/Mtg History
5 - Category: DTI
6 - Category: Income/Employment
16 - Category: Insurance
13 - Category: Legal Documents
2 - Category: LTV/CLTV
6 - Category: Terms/Guidelines
1 - Category: Title
20 - Property Valuations Review Scope
18 - Category: Appraisal
2 - Category: Property
50 - Compliance Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
8 - Category: Documentation
1 - Category: Federal Higher-Priced
4 - Category: Finance Charge Tolerance
35 - Category: TILA/RESPA Integrated Disclosure
75 - Total Waived Conditions

68 - Credit Review Scope
3 - Category: Assets
22 - Category: Credit/Mtg History
1 - Category: DTI
1 - Category: Income/Employment
3 - Category: Insurance
25 - Category: LTV/CLTV
12 - Category: Terms/Guidelines
1 - Category: Title
3 - Property Valuations Review Scope
2 - Category: Property
1 - Category: Value
4 - Compliance Review Scope
1 - Category: Compliance Manual
1 - Category: Documentation
1 - Category: Right of Rescission
1 - Category: State Consumer Protection

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